Schedule of Lease Related Assets and Liabilities (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Leases
Operating lease assets	$ 2,222,970	$ 2,543,396	$ 2,810,556
Total lease assets	2,222,970	2,543,396	2,810,556
Current liabilities- Operating lease liability	544,690	530,797	563,793
Noncurrent liabilities - Operating lease liability	1,734,790	2,057,805	2,266,887
Total lease liability	$ 2,279,480	$ 2,588,602	$ 2,830,680